Note 5 - Vessels, net (Details) - Summary of Vessels - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Balance, Net Book Value	$ 58,475	$ 73,976
Depreciation	(668)	(757)	$ (6,429)
Vessel [Member]
Property, Plant and Equipment [Line Items]
Balance, Amount	32,592	38,957	0
Balance, Accumulated Depreciation	(548)	(757)	0
Balance, Net Book Value	32,044	38,200	$ 0
— Additions		38,957
— Transferred from Advances for Vessels Acquisitions / Under Construction	63,344
Depreciation	(668)	$ (757)
— Impairment	(3,081)
— Disposals	(66,628)
— Disposals	877
— Disposals	$ (65,751)